Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Common Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Redeemable [Member]
Schedule of basic and diluted net income per common share [Abstract]
Allocation of net (loss) income,	$ (199,386)		$ 52,072
Basic and diluted weighted average shares outstanding	2,100,481		2,100,481
Basic and diluted net (loss) income per common share	$ (0.09)		$ 0.02
Class A Non-Redeemable [Member]
Schedule of basic and diluted net income per common share [Abstract]
Allocation of net (loss) income,	$ (668,975)		$ 156,261
Basic and diluted weighted average shares outstanding	7,047,500		6,303,233
Basic and diluted net (loss) income per common share	$ (0.09)		$ 0.02
Class B [Member]
Schedule of basic and diluted net income per common share [Abstract]
Allocation of net (loss) income,	$ (13,289)	$ 296,588	$ 48,975	$ 1,499,028
Basic and diluted weighted average shares outstanding	140,000	7,187,500	1,975,557	7,187,500	7,187,500	7,187,500
Basic and diluted net (loss) income per common share	$ (0.09)	$ 0.04	$ 0.02	$ 0.21
Class A [Member]
Schedule of basic and diluted net income per common share [Abstract]
Allocation of net (loss) income,		$ 1,186,353		$ 5,996,113
Basic and diluted weighted average shares outstanding		28,750,000		28,750,000	28,750,000	22,191,781
Basic and diluted net (loss) income per common share		$ 0.04		$ 0.21